Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Artisan Global Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artisan Global Equity FundInvestor: ARTHX |  Advisor: APDHX |  Institutional: APHHX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund. The table and expense example do not reflect any transaction fees or commissions that may be charged by a shareholder’s financial intermediary when buying or selling shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	31 January 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131.91% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	131.91%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Other Expenses” include “Acquired Fund Fees and Expenses,” which were less than 0.01% of the average net assets of the Fund. “Acquired Fund Fees and Expenses” are indirect expenses the Fund incurred from the Fund’s investment in one or more money market funds (acquired funds). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the table above may not match the ratios of expenses to average net assets shown in the “Financial Highlights” in the Fund’s prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund’s investment team employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a global (i.e., US and non-US) diversified portfolio of companies of all market capitalizations. The team seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.◾Themes—The team identifies long-term secular growth trends with the objective of investing in companies that have meaningful exposure to these trends. The team’s fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend.◾Sustainable Growth—The team applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. The team seeks high-quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team. As part of the investment process, the team considers material environmental, social and governance factors alongside other fundamental research.◾Valuation—The team uses multiple valuation metrics to establish a target price range. The team assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk [Text Block]	rr_RiskTextBlock	Like all mutual funds, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The Fund’s principal risks include:◾Market Risks—Markets may perform poorly and the securities in which the Fund invests may underperform the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions, intervention and/or policies, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic, political, regulatory or other news.◾Active Management Risks—The success of the Fund is dependent on the team’s investment decisions, which are based, in part, on the research process employed by the team. The portfolio securities selected by the team may decline in value or not increase in value when the market indices, including relevant benchmark indices, are rising, in which case the Fund could experience losses regardless of the performance of the market indices. When the team considers environmental, social and governance factors in its research process, the Fund may forgo certain investment opportunities and underperform funds that do not consider environmental, social and governance factors.◾Foreign Investing Risks—Foreign securities may underperform US securities and may be more volatile than US securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks, including less liquidity, high inflation rates and unfavorable economic practices; and political instability and expropriation and nationalization risks.◾Emerging and Developing Markets Risks—Investment risks typically are greater in emerging and less developed markets, including “frontier markets”, which are a subset of emerging markets and less developed markets that, generally, have smaller economies and less mature capital markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in the developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war or ethnic, religious or racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight. Such risks may be greater in frontier markets.◾Geopolitical Risks—Geopolitical events adversely affect global economies and securities markets, subjecting the Fund's investments to related risks. War, terrorism, global health crises and pandemics, sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on the US and world economies and markets generally. For example, military action by Russia in Ukraine and the escalated conflict in the Middle East could adversely affect global markets and, therefore, could affect the value of the Fund's investments, including beyond the Fund's direct exposure to issuers in the relevant countries or nearby geographic regions. In addition, the US has in the past imposed economic sanctions on certain countries, which may consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. Sanctions impair the ability of the Fund to buy, sell, receive or deliver those securities and/or assets that are subject to the sanctions, and the extent and duration of sanctions, and resulting market disruptions, are impossible to predict and could be substantial.◾Currency Risks—Foreign securities usually are denominated and traded in foreign currencies and the exchange rates between foreign currencies and the US dollar fluctuate continuously. The Fund’s performance will be affected by its direct or indirect exposure, which may include exposure through US dollar denominated depositary receipts and participation certificates, to a particular currency due to favorable or unfavorable changes in currency exchange rates relative to the US dollar. The Fund’s direct or indirect exposure to a particular currency may be hedged to mitigate currency volatility or because the Fund believes a currency is overvalued. There can be no guarantee that any hedging activity will be successful. Hedging activity and/or use of forward foreign currency contracts may reduce or limit the opportunity for gain and involves counterparty risk, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund.◾Small and Medium-Sized Company Risks—Securities of small and medium-sized companies tend to be more volatile and less liquid than securities of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Smaller companies may have a shorter history of operations, less access to financing and a less diversified product line – making them more susceptible to market pressures and more likely to have volatile security prices. During some periods, securities of small and medium-sized companies, as an asset class, have underperformed the securities of larger companies.◾Growth Investing Risks—Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth the team anticipated.◾Risks of Emphasizing a Region, Country, Sector or Industry—If the Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.◾Participation Certificate Risks—Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.◾High Portfolio Turnover Risks —The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with a less active trading strategy. These effects of higher than normal portfolio turnover may adversely affect Fund performance.◾Impact of Actions by Other Shareholders—The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors in the Fund may have an adverse effect on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.◾Operational and Cybersecurity Risks—Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time.Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.344.1770
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artisanpartners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest Quarter Returns (%)During the time period shown in the bar chart.Highest Quarter23.56June 30, 2020Lowest Quarter-15.96March 31, 2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns—(For Periods Ended 31 December 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-advantaged account, or to investors who are tax-exempt.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Shares, and the after-tax returns for Advisor Shares and Institutional Shares will vary from Investor Shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended 31 December 2023. The index information is intended to permit you to compare the Fund’s performance to market performance.After-tax returns are shown only for Investor Shares, and the after-tax returns for Advisor Shares and Institutional Shares will vary from Investor Shares.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-advantaged account, or to investors who are tax-exempt.For Periods Ended 31 December 2023 (%)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information, including current NAV per share, may be obtained by calling 800.344.1770or visitingwww.artisanpartners.com.
Artisan Global Equity Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Like all mutual funds, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Artisan Global Equity Fund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	$ 132
3 Years	rr_ExpenseExampleYear03	412
5 Years	rr_ExpenseExampleYear05	713
10 Years	rr_ExpenseExampleYear10	$ 1,568
2014	rr_AnnualReturn2014	3.32%
2015	rr_AnnualReturn2015	1.13%
2016	rr_AnnualReturn2016	(1.87%)
2017	rr_AnnualReturn2017	31.34%
2018	rr_AnnualReturn2018	(3.41%)
2019	rr_AnnualReturn2019	31.13%
2020	rr_AnnualReturn2020	29.30%
2021	rr_AnnualReturn2021	5.13%
2022	rr_AnnualReturn2022	(20.63%)
2023	rr_AnnualReturn2023	11.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.96%)
1-Year	rr_AverageAnnualReturnYear01	11.88%
5-Year	rr_AverageAnnualReturnYear05	9.62%
10-Year	rr_AverageAnnualReturnYear10	7.49%
Since Inception	rr_AverageAnnualReturnSinceInception	10.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2010
Artisan Global Equity Fund | Advisor
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.89%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	$ 127
3 Years	rr_ExpenseExampleYear03	511
5 Years	rr_ExpenseExampleYear05	919
10 Years	rr_ExpenseExampleYear10	$ 2,061
1-Year	rr_AverageAnnualReturnYear01	11.97%
5-Year	rr_AverageAnnualReturnYear05
10-Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 05, 2020
Artisan Global Equity Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	$ 1,283
1-Year	rr_AverageAnnualReturnYear01	12.20%
5-Year	rr_AverageAnnualReturnYear05	9.86%
10-Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2015
Artisan Global Equity Fund | Return After Taxes on Distributions | Investor
Risk Return Abstract	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	11.64%
5-Year	rr_AverageAnnualReturnYear05	7.33%
10-Year	rr_AverageAnnualReturnYear10	5.68%
Since Inception	rr_AverageAnnualReturnSinceInception	8.50%
Artisan Global Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor
Risk Return Abstract	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	7.19%
5-Year	rr_AverageAnnualReturnYear05	7.25%
10-Year	rr_AverageAnnualReturnYear10	5.58%
Since Inception	rr_AverageAnnualReturnSinceInception	8.02%
Artisan Global Equity Fund | MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) | Investor
Risk Return Abstract	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	22.20%
5-Year	rr_AverageAnnualReturnYear05	11.72%
10-Year	rr_AverageAnnualReturnYear10	7.93%
Since Inception	rr_AverageAnnualReturnSinceInception	8.56%
Artisan Global Equity Fund | MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) | Advisor
Risk Return Abstract	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	22.20%
5-Year	rr_AverageAnnualReturnYear05
10-Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	9.51%
Artisan Global Equity Fund | MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	22.20%
5-Year	rr_AverageAnnualReturnYear05	11.72%
10-Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	9.35%

[1]	“Other Expenses” include “Acquired Fund Fees and Expenses,” which were less than 0.01% of the average net assets of the Fund. “Acquired Fund Fees and Expenses” are indirect expenses the Fund incurred from the Fund’s investment in one or more money market funds (acquired funds). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the table above may not match the ratios of expenses to average net assets shown in the “Financial Highlights” in the Fund’s prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.
[2]	Artisan Partners Limited Partnership, the Fund’s investment adviser (“Artisan Partners”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to Artisan Partners) not to exceed 1.35% of the average daily net assets of Investor Shares and 1.25% of the average daily net assets of Advisor Shares and 1.20% of the average daily net assets of Institutional Shares. This contract continues through 31 January 2025.